Effect on Costs and Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Bad debt expense for trade receivables and finance receivables	¥ 3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	1,172
Other	372
Total	4,978
Cost of Sales
Component of Operating Other Cost and Expense [Line Items]
Losses due to write-downs of damaged inventories and property, plant and equipment	1,005
Other	12
Total	1,017
Selling General And Administrative Expenses
Component of Operating Other Cost and Expense [Line Items]
Bad debt expense for trade receivables and finance receivables	3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	167
Other	360
Total	¥ 3,961